Finance Assets	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Finance Assets
Finance Assets
Finance Receivables
Finance receivables are comprised of sales-type lease receivables and unsecured revolving loan receivables. Sales-type lease receivables are generally due in monthly, quarterly or semi-annual installments over periods ranging from three to five years. Loan receivables arise primarily from financing services offered to our customers for postage and related supplies. Loan receivables are generally due each month; however, customers may rollover outstanding balances. Interest is recognized on loan receivables using the effective interest method and related annual fees are initially deferred and recognized ratably over the annual period covered. Customer acquisition costs are expensed as incurred.

Finance receivables at December 31, 2013 and 2012 consisted of the following:

	December 31, 2013			December 31, 2012
	North America	International	Total	North America	International	Total
Sales-type lease receivables
Gross finance receivables	$1,456,420	$456,759	$1,913,179	$1,581,711	$461,510	$2,043,221
Unguaranteed residual values	121,339	21,553	142,892	148,664	21,025	169,689
Unearned income	(299,396)	(101,311)	(400,707)	(316,030)	(104,258)	(420,288)
Allowance for credit losses	(14,165)	(9,703)	(23,868)	(16,979)	(8,662)	(25,641)
Net investment in sales-type lease receivables	1,264,198	367,298	1,631,496	1,397,366	369,615	1,766,981
Loan receivables
Loan receivables	397,815	49,054	446,869	414,960	47,293	462,253
Allowance for credit losses	(11,165)	(1,916)	(13,081)	(12,322)	(2,131)	(14,453)
Net investment in loan receivables	386,650	47,138	433,788	402,638	45,162	447,800
Net investment in finance receivables	$1,650,848	$414,436	$2,065,284	$1,800,004	$414,777	$2,214,781

Loan receivables are due in less than one year. Maturities of gross sales-type lease finance receivables at December 31, 2013 were as follows:

	Sales-type Lease Receivables
	North America	International	Total
2014	$653,699	$163,361	$817,060
2015	407,850	135,496	543,346
2016	243,598	88,134	331,732
2017	113,614	49,026	162,640
2018	31,406	18,806	50,212
Thereafter	6,253	1,936	8,189
Total	$1,456,420	$456,759	$1,913,179

Allowance for Credit Losses
Activity in the allowance for credit losses for finance receivables for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Sales-type Lease Receivables		Loan Receivables
	North America	International	North America	International	Total
Balance at December 31, 2010	$27,792	$13,318	$26,208	$2,112	$69,430
Amounts charged to expense	13,726	5,087	7,631	1,610	28,054
Accounts written off	(12,857)	(6,366)	(13,567)	(1,264)	(34,054)
Balance at December 31, 2011	28,661	12,039	20,272	2,458	63,430
Amounts charged to expense	2,276	994	3,278	903	7,451
Accounts written off	(13,958)	(4,371)	(11,228)	(1,230)	(30,787)
Balance at December 31, 2012	16,979	8,662	12,322	2,131	40,094
Amounts charged to expense	4,584	4,553	9,663	1,254	20,054
Accounts written off	(7,398)	(3,512)	(10,820)	(1,469)	(23,199)
Balance at December 31, 2013	$14,165	$9,703	$11,165	$1,916	$36,949

Aging of Receivables
The aging of finance receivables at December 31, 2013 and 2012 was as follows:

	Sales-type Lease Receivables		Loan Receivables
	North America	International	North America	International	Total
December 31, 2013
< 31 days	$1,383,253	$425,923	$379,502	$42,573	$2,231,251
> 30 days and < 61 days	32,102	11,760	10,464	4,391	58,717
> 60 days and < 91 days	20,830	5,724	3,330	1,363	31,247
> 90 days and < 121 days	6,413	3,979	1,809	311	12,512
> 120 days	13,822	9,373	2,710	416	26,321
Total	$1,456,420	$456,759	$397,815	$49,054	$2,360,048
Past due amounts > 90 days
Still accruing interest	$6,413	$3,979	$—	$—	$10,392
Not accruing interest	13,822	9,373	4,519	727	28,441
Total	$20,235	$13,352	$4,519	$727	$38,833

	Sales-type Lease Receivables		Loan Receivables
	North America	International	North America	International	Total
December 31, 2012
< 31 days	$1,497,797	$435,780	$392,108	$45,324	$2,371,009
> 30 days and < 61 days	37,348	9,994	12,666	1,368	61,376
> 60 days and < 91 days	24,059	5,198	4,577	285	34,119
> 90 days and < 121 days	6,665	3,327	2,319	179	12,490
> 120 days	15,842	7,211	3,290	137	26,480
Total	$1,581,711	$461,510	$414,960	$47,293	$2,505,474
Past due amounts > 90 days
Still accruing interest	$6,665	$3,327	$—	$—	$9,992
Not accruing interest	15,842	7,211	5,609	316	28,978
Total	$22,507	$10,538	$5,609	$316	$38,970

Credit Quality
The extension of credit and management of credit lines to new and existing clients uses a combination of an automated credit score, where available, and a detailed manual review of the client's financial condition and, when applicable, payment history. Once credit is granted, the payment performance of the client is managed through automated collections processes and is supplemented with direct follow up should an account become delinquent. We have robust automated collections and extensive portfolio management processes. The portfolio management processes ensure that our global strategy is executed, collection resources are allocated appropriately and enhanced tools and processes are implemented as needed.
We use a third party to score the majority of the North America portfolio on a quarterly basis using a commercial credit score. We do not use a third party to score our International portfolio because the cost to do so is prohibitive, it is a localized process and there is no single credit score model that covers all countries.
The table below shows the North America portfolio at December 31, 2013 and 2012 by relative risk class (low, medium, high) based on the relative scores of the accounts within each class. The relative scores are determined based on a number of factors, including the company type, ownership structure, payment history and financial information. A fourth class is shown for accounts that are not scored. Absence of a score is not indicative of the credit quality of the account. The degree of risk, as defined by the third party, refers to the relative risk that an account in the next 12 month period may become delinquent.

•	Low risk accounts are companies with very good credit scores and are considered to approximate the top 30% of all commercial borrowers.

•	Medium risk accounts are companies with average to good credit scores and are considered to approximate the middle 40% of all commercial borrowers.

•	High risk accounts are companies with poor credit scores, are delinquent or are at risk of becoming delinquent and are considered to approximate the bottom 30% of all commercial borrowers.

	December 31,
	2013	2012
Sales-type lease receivables
Risk Level
Low	$1,081,853	$1,016,413
Medium	244,379	450,432
High	51,851	43,658
Not Scored	78,337	71,208
Total	$1,456,420	$1,581,711
Loan receivables
Risk Level
Low	$279,607	$254,567
Medium	95,524	136,069
High	11,511	14,624
Not Scored	11,173	9,700
Total	$397,815	$414,960

Troubled Debt
We maintain a program for U.S. clients in our North America loan portfolio who are experiencing financial difficulties, but are able to make reduced payments over an extended period of time. Upon acceptance into the program, the client’s credit line is closed and interest accrual is suspended. There is generally no forgiveness of debt or reduction of balances owed. The balance of loans in this program, related loan loss allowance and write-offs are insignificant to the overall portfolio.

Leveraged Leases
Our investment in leveraged lease assets consisted of the following:

	December 31,
	2013	2012
Rental receivables	$61,721	$83,254
Unguaranteed residual values	13,235	14,177
Principal and interest on non-recourse loans	(35,449)	(55,092)
Unearned income	(5,097)	(7,793)
Investment in leveraged leases	34,410	34,546
Less: deferred taxes related to leveraged leases	(15,078)	(19,372)
Net investment in leveraged leases	$19,332	$15,174